Employee Benefit Plans (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Pension Plans With Projected Benefit Obligations In Excess Of Plan Assets
Projected benefit obligations	$ 8,327	$ 1,187
Fair value of plan assets	7,108	347
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Pension Plans With Projected Benefit Obligations In Excess Of Plan Assets
Projected benefit obligations	732	616
Fair value of plan assets	140	114
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Pension Plans With Projected Benefit Obligations In Excess Of Plan Assets
Projected benefit obligations	2,093	1,808
Fair value of plan assets	1,240	1,185
Foreign Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Pension Plans With Projected Benefit Obligations In Excess Of Plan Assets
Projected benefit obligations	39	37
Fair value of plan assets	$ 13	$ 15